Fair Value of Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value of Investments	Fair Value of Investments
The Plan's investments are measured at fair value on a recurring basis. Accounting Standards Codification Topic 820 describes three levels of inputs that may be used to measure fair value:

Level 1    Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2    Quoted prices for identical or similar assets or liabilities in markets that are not considered to be active or identical or similar financial instruments for which all significant inputs are observable, either directly or indirectly.
Level 3    Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Plan’s mutual funds, equity securities, and self-directed brokerage accounts are generally classified within Level 1 of the fair value hierarchy. The fair value of these investments is valued based on quoted market prices in active markets.

The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024:

Investment Assets at Fair Value as of December 31, 2025
	Level 1	Total
Mutual funds	$161,146,928	$161,146,928
Investments in self-directed brokerage accounts	131,975,846	131,975,846
Investments in Expedia Group, Inc. common stock	41,338,094	41,338,094
Total investments at fair value	$334,460,868	334,460,868
Common collective trust funds measured at NAV*		1,758,484,477
Total investments		$2,092,945,345
Investment Assets at Fair Value as of December 31, 2024
	Level 1	Total
Mutual funds	$162,074,205	$162,074,205
Investments in self-directed brokerage accounts	100,981,317	100,981,317
Investments in Expedia Group, Inc. common stock	30,970,534	30,970,534
Total investments at fair value	$294,026,056	294,026,056
Common collective trust funds measured at NAV*		1,453,904,077
Total investments		$1,747,930,133

* Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
As of December 31, 2025 and 2024, there were no unfunded commitments for investments.